Provision for Environmental Rehabilitation - Disclosure of Future Net Undiscounted Obligation (Details) - ZAR (R) R in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of financial assets [line items]
Ultimate estimated rehabilitation cost	R 6,959	R 4,600
Amounts invested in environmental trust funds	(5,083)	(3,535)
Total future net undiscounted obligation	1,895	1,087
Total environmental trust funds
Disclosure of financial assets [line items]
Amounts invested in environmental trust funds	R (5,064)	R (3,513)	R (3,273)